EATON VANCE SHORT TERM REAL RETURN FUND Supplement to Prospectus dated March 1, 2011
Eaton Vance Short Term Real Return Fund
1. The following replaces the introductory paragraph and the Shareholder Fees table under "Fees and Expenses of the Fund" in "Fund Summary":
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 35 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Short Term Real Return Fund	Class A	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

2. The following replaces the Example table under "Fees and Expenses of the Fund" in "Fund Summary":
Expenses with Redemption
Expense Example Eaton Vance Short Term Real Return Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	340	886	1,459	3,015
Class C	Class C shares	293	901	1,633	3,567
Class I	Class I shares	92	600	1,136	2,603

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Short Term Real Return Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	340	886	1,459	3,015
Class C	Class C shares	193	901	1,633	3,567
Class I	Class I shares	92	600	1,136	2,603